Debt - Maturities (Details) - USD ($) $ in Millions		Jun. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Maturities of Long-term Debt [Abstract]
Total Principal Balance		$ 1,552		$ 1,553		$ 852
Remainder of 2016		0
2016				1
2017		0		0
2018		0		0
2019		0		0
2020		550		550
Thereafter		1,002		1,002
5.375% Notes
Maturities of Long-term Debt [Abstract]
Total Principal Balance		700		700
Remainder of 2016		0
2016				0
2017		0		0
2018		0		0
2019		0		0
2020		0		0
Thereafter		700		700
1.125% Convertible Notes
Maturities of Long-term Debt [Abstract]
Total Principal Balance		550		550		550
Remainder of 2016		0
2016				0
2017		0		0
2018		0		0
2019		0		0
2020		550		550
Thereafter		0		0
1.625% Convertible Notes
Maturities of Long-term Debt [Abstract]
Total Principal Balance		302	[1]	302	[2]	$ 302
Remainder of 2016	[1]	0
2016	[2]			0
2017		0	[1]	0	[2]
2018		0	[1]	0	[2]
2019		0	[1]	0	[2]
2020		0	[1]	0	[2]
Thereafter		$ 302	[1]	302	[2]
Other
Maturities of Long-term Debt [Abstract]
Total Principal Balance				1
2016				1
2017				0
2018				0
2019				0
2020				0
Thereafter				$ 0

[1]	The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.
[2]	The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.